Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segment and Geographic Information

10. Segment and Geographic Information

The following table represents the Company’s product revenue based on the location to which the product is shipped:

	Nine Months Ended September 30,
	2018	2019
	(in thousands)
United States	$4,476	$15,054
Germany	958	2,389
Rest of Europe	1,597	9,473
All other countries	170	1,699

Product revenue	$7,201	$28,615

As of September 30, 2019 and December 31, 2018, the Company’s long-lived assets are all held in the United States with the exception of certain equipment on loan to customers held internationally, which was not material as of each period end.

13. Segment and Geographic Information

The following table represents the Company’s product revenue based on the location to which the product is shipped:

	December 31,
	2017	2018
	(in thousands)
United States	$969	$7,022
Germany	597	1,393
Rest of Europe	143	3,516
All other countries	10	332

Product revenue	$1,719	$12,263

As of December 31, 2017 and 2018, the Company’s long-lived assets are all held in the United States with exception of certain equipment on loan to customers held internationally, which was not material as of each period end.